Contracts assets and liabilities	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer1 [Abstract]
Contracts assets and liabilities, contract costs

Note 13	Contract assets and liabilities

The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020	2021	2020
Opening balance, January 1		943	1,644	959	890
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(678)	(643)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		141	188	—	—
Increase in contract liabilities during the year		—	—	752	688
Increase in contract liabilities included in contract assets during the year		(115)	(186)	—	—
Increase in contract assets from revenue recognized during the year		664	834	—	—
Contract assets transferred to trade receivables		(859)	(1,376)	50	51
Acquisitions		—	—	13	—
Contract terminations transferred to trade receivables		(89)	(145)	4	19
Discontinued operations	37	—	(1)	—	—
Reclassified to liabilities held for sale	16	—	—	(7)	—
Other		(20)	(15)	(48)	(46)
Ending balance, December 31		665	943	1,045	959
(1) Net of allowance for doubtful accounts of $20 million and $59 million at December 31, 2021 and December 31, 2020, respectively. See Note 29, Financial and capital management, for additional details.

Note 14	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Opening balance, January 1		764	783
Incremental costs of obtaining a contract and contract fulfillment costs		635	535
Amortization included in operating costs		(504)	(552)
Acquisitions		3	—
Reclassified to assets held for sale	16	(4)	—
Discontinued operations	37	—	(2)
Ending balance, December 31		894	764

Contract costs are amortized over periods ranging from 12 to 84 months.

Note 33	Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2021.

	2022	2023	2024	2025	2026	THEREAFTER	TOTAL
Wireline	1,295	946	712	473	215	548	4,189
Wireless	1,416	561	40	1	1	—	2,019
Total	2,711	1,507	752	474	216	548	6,208
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.